Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class IA | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class IA | India
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Class IA | China
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class IA | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Class IA | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class IA | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class IA | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class IA | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class IA | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class IA | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IA | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IA | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class IA | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class IA | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class IA | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class IA | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class IB | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class IB | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class IB | India
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Class IB | China
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class IB | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Class IB | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class IB | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class IB | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class IB | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class IB | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class IB | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IB | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IB | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class IB | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class IB | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class IB | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class IB | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.90%